Supplement to the
Fidelity® Convertible Securities Fund
Class A, Class T, Class B and Class C
January 29, 2016
Prospectus

Adam Kramer has replaced Thomas Soviero as the portfolio manager of the fund.

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge. After the effective date of the conversions, all references to Class B shares in the prospectus will no longer be applicable. Shareholders should consult their prospectus for more information regarding Class A shares.

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Adam Kramer (portfolio manager) has managed the fund since May 2016.

The following information replaces similar information found in the "Fund Services" section under the "Portfolio Manager(s)" heading.

Adam Kramer is portfolio manager of the fund, which he has managed since May 2016. He also manages other funds. Since joining Fidelity Investments in 2000, Mr. Kramer has worked as a research analyst, a portfolio assistant, and a portfolio manager.

ACVS-16-02 1.900369.108	June 2, 2016

Supplement to the
Fidelity® Convertible Securities Fund
Class I
January 29, 2016
Prospectus

Adam Kramer has replaced Thomas Soviero as the portfolio manager of the fund.

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Adam Kramer (portfolio manager) has managed the fund since May 2016.

The following information replaces similar information found in the "Fund Services" section under the "Portfolio Manager(s)" heading.

Adam Kramer is portfolio manager of the fund, which he has managed since May 2016. He also manages other funds. Since joining Fidelity Investments in 2000, Mr. Kramer has worked as a research analyst, a portfolio assistant, and a portfolio manager.

ACVSI-16-01 1.900370.109	June 2, 2016

Supplement to the
Fidelity® Convertible Securities Fund
January 29, 2016
Prospectus

Adam Kramer has replaced Thomas Soviero as the portfolio manager of the fund.

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Adam Kramer (portfolio manager) has managed the fund since May 2016.

The following information replaces similar information found in the "Fund Services" section under the "Portfolio Manager(s)" heading.

Adam Kramer is portfolio manager of the fund, which he has managed since May 2016. He also manages other funds. Since joining Fidelity Investments in 2000, Mr. Kramer has worked as a research analyst, a portfolio assistant, and a portfolio manager.

CVS-16-01 1.483705.124	June 2, 2016